Capital Stock (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Ordinary Capital Stock

	2024(1)	2023(1)	2022(1)

As of January 1	2,370,139	2,370,139	1,303,645
Issued during the year			1,066,494
As of December 31	2,370,139	2,370,139	2,370,139

(1)	All period results have been adjusted for the reverse stock split effective March 10, 2025 (See Note 12 - Subsequent Events).